Intangible assets - Key assumptions used by individual CGUs for value-in-use calculations (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
North America
Intangible assets
Long-term growth rate		2.00%
North America | US Terminix and US Pest Control CGUs
Intangible assets
Long-term growth rate	2.10%	2.00%
Pre-tax discount rate	10.10%	10.30%
North America | Terminix CGU
Intangible assets
Headroom amount	£ 1,212
North America | US Pest Control
Intangible assets
Headroom amount	£ 1,657	£ 1,692
North America | Minimum
Intangible assets
Long-term growth rate	2.00%
Pre-tax discount rate	9.80%	8.40%
North America | Maximum
Intangible assets
Long-term growth rate	2.10%
Pre-tax discount rate	12.40%	10.30%
Europe | Minimum
Intangible assets
Long-term growth rate	1.60%	1.30%
Pre-tax discount rate	8.90%	6.70%
Europe | Maximum
Intangible assets
Long-term growth rate	3.00%	3.00%
Pre-tax discount rate	17.80%	15.40%
UK & Sub Saharan Africa
Intangible assets
Long-term growth rate	2.00%
UK & Sub Saharan Africa | Minimum
Intangible assets
Long-term growth rate		2.00%
Pre-tax discount rate	10.50%	8.00%
UK & Sub Saharan Africa | Maximum
Intangible assets
Long-term growth rate		4.50%
Pre-tax discount rate	12.00%	12.30%
Asia & MENAT | Minimum
Intangible assets
Long-term growth rate	2.00%	1.50%
Pre-tax discount rate	8.90%	9.70%
Asia & MENAT | Maximum
Intangible assets
Long-term growth rate	4.00%	4.00%
Pre-tax discount rate	15.60%	13.90%
Pacific | Minimum
Intangible assets
Long-term growth rate	2.00%	2.00%
Pre-tax discount rate	11.30%	10.20%
Pacific | Maximum
Intangible assets
Long-term growth rate	2.60%	2.50%
Pre-tax discount rate	12.10%	11.00%